EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	$93,433	$80,006
Service cost	10,198	9,291
Interest cost	4,649	4,279
Actuarial (gain) loss	3,460	6,687
Benefits paid, excluding settlement	(7,443)	(6,830)
Benefit obligation at end of year	104,297	93,433

Change in plan assets
Fair value of plan assets at beginning of year	144,540	133,449
Actual return on plan assets	13,057	17,921
Benefits paid, excluding settlement	(7,443)	(6,830)
Fair value of plan assets at end of year	150,154	144,540

Amounts recognized in the Consolidated Balance Sheets
Assets	45,857	51,106
Liabilities	0	0
Net amount recognized	$45,857	$51,106

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$39,641	$40,459
Net prior service cost	12	22
Deferred tax assets	(9,173)	(9,364)
Net amount recognized	$30,480	$31,117

Change in accumulated other comprehensive income (loss)	$(637)	$(906)

Accumulated benefit obligation	$104,047	$92,953

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2024	2023	2022
Service cost	$10,198	$9,291	$9,065
Interest cost	4,649	4,279	2,585
Expected return on assets	(10,555)	(10,802)	(10,982)
Amortization of prior service cost (credit)	10	10	(302)
Recognized net actuarial loss	1,776	737	1,636
Net periodic benefit (income) cost	6,078	3,515	2,002

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	958	(432)	16,001
Prior service cost	0	0	0
Amortization of prior service cost (credit)	(10)	(10)	302
Amortization of gain	(1,776)	(737)	(1,636)
Total recognized in accumulated other comprehensive income (loss)	(828)	(1,179)	14,667
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$5,250	$2,336	$16,669

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2024	2023	2022
Benefit obligations
Discount rate	5.69%	5.18%	5.50%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	5.49%	4.93%	5.20%

Net periodic benefit cost
Discount rate	5.18%	5.50%	2.89%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	4.93%	5.20%	2.58%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2024 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$245	$245	$0	$0
U. S. Government agencies	4,110	0	4,110	0
Fixed income mutual funds	65,139	65,139	0	0
Equity mutual funds	65,212	65,212	0	0
Total assets in fair value hierarchy	134,706	130,596	4,110	0
Collective trusts	15,448	0	0	0
Investments at fair value	$150,154	$130,596	$4,110	$0
The fair value of the plan assets as of December 31, 2023 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$193	$193	$0	$0
U. S. Government agencies	2,751	0	2,751	0
Fixed income mutual funds	53,022	53,022	0	0
Equity mutual funds	74,301	74,301	0	0
Total assets in fair value hierarchy	130,267	127,516	2,751	0
Collective trusts	14,273	0	0	0
Investments at fair value	$144,540	$127,516	$2,751	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2025	$7,519
2026	7,279
2027	8,671
2028	7,865
2029	10,482
Thereafter	54,019